ACCOUNTS RECEIVABLE, NET - Components of Accounts Receivable, Net (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts Receivable [Line Items]
Accounts receivable, gross	$ 431,214	$ 434,193
Less: allowance for doubtful debts	(143,334)	(113,264)	(86,775)	(41,490)
Accounts receivable, net	287,880	320,929
Casino [Member]
Accounts Receivable [Line Items]
Accounts receivable, gross	423,963	426,796
Hotel [Member]
Accounts Receivable [Line Items]
Accounts receivable, gross	1,353	2,390
Other [Member]
Accounts Receivable [Line Items]
Accounts receivable, gross	$ 5,898	$ 5,007